Fair Value of Financial Instruments - Schedule of Changes in the Fair Value of Level 3 Financial Instruments (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	$ (49,293)	$ (162)	$ (162)
Recognition of preferred stock warrant and tranche liability upon issuance		(691)
Change in the fair value included in other income (expense), net	(8,804)	(115)
Private placement warrant liability acquired as part of the merger	0
Issuance of preferred stock upon exercise of warrants	58,097
Extinguishment of derivative liability upon conversion of convertible notes		0
Fair Value, ending balance	0	(968)	(49,293)	$ (162)
Redeemable Convertible Preferred Stock Trache Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	0	0	0
Recognition of preferred stock warrant and tranche liability upon issuance		(1,610)
Change in the fair value included in other income (expense), net	0	0
Private placement warrant liability acquired as part of the merger	0
Issuance of preferred stock upon exercise of warrants	0
Extinguishment of derivative liability upon conversion of convertible notes		0
Fair Value, ending balance	0	(1,610)	0	0
Private Placement Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	0	0	0
Recognition of preferred stock warrant and tranche liability upon issuance		0
Change in the fair value included in other income (expense), net	(6,094)	0
Private placement warrant liability acquired as part of the merger	(19,377)
Issuance of preferred stock upon exercise of warrants	0
Extinguishment of derivative liability upon conversion of convertible notes		0
Fair Value, ending balance	(25,471)	0	0	0
Derivative Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	0	0	0
Recognition of preferred stock warrant and tranche liability upon issuance		0
Change in the fair value included in other income (expense), net	0	(5,308)
Private placement warrant liability acquired as part of the merger	0
Issuance of preferred stock upon exercise of warrants	0
Extinguishment of derivative liability upon conversion of convertible notes		5,308
Fair Value, ending balance	0	0	0	0
Level 3 [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	(49,293)	(162)	(162)	(115)
Recognition of preferred stock warrant and tranche liability upon issuance			(691)	(53)
Change in the fair value included in other income (expense), net			(48,440)	6
Fair Value, ending balance			(49,293)	(162)
Level 3 [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Settlement of redeemable convertible preferred stock tranche liability due to the issuance of Series B redeemable convertible preferred stock, included in other income (expense), net			0
Level 3 [Member] | Redeemable Convertible Preferred Stock Trache Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	0	0	0	0
Recognition of preferred stock warrant and tranche liability upon issuance			(1,610)	0
Change in the fair value included in other income (expense), net			0	0
Fair Value, ending balance			0	0
Level 3 [Member] | Redeemable Convertible Preferred Stock Trache Liability [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Settlement of redeemable convertible preferred stock tranche liability due to the issuance of Series B redeemable convertible preferred stock, included in other income (expense), net			1,610
Level 3 [Member] | Derivative Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	$ 0	$ 0	0	0
Recognition of preferred stock warrant and tranche liability upon issuance			0	0
Change in the fair value included in other income (expense), net			(5,308)	0
Extinguishment of derivative liability upon conversion of convertible notes			5,308
Fair Value, ending balance			0	$ 0
Level 3 [Member] | Derivative Liabilities [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Settlement of redeemable convertible preferred stock tranche liability due to the issuance of Series B redeemable convertible preferred stock, included in other income (expense), net			$ 0